Share Capital and Warrants - Schedule of Paid in Surplus Includes Stock Based Compensation Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Beginning Balance	$ 4,284	$ 4,391
Stock-Based Compensation Expense	373	159	$ 49
Purchase of Common Shares Under NCIBs	(1,571)	(120)
Common Shares Issued on Exercise of Stock Options	(32)	(1)
Ending Balance	2,691	4,284	4,391
NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	10	14
Retained Earnings Prior to Ovintiv Split
Disclosure of reserves within equity [line items]
Beginning Balance	4,086	4,086
Purchase of Common Shares Under NCIBs	0	0
Common Shares Issued on Exercise of Stock Options	0	0
Ending Balance	4,086	4,086	4,086
Retained Earnings Prior to Ovintiv Split | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	0	0
Stock-Based Compensation
Disclosure of reserves within equity [line items]
Beginning Balance	318	305
Purchase of Common Shares Under NCIBs	0	0
Common Shares Issued on Exercise of Stock Options	(32)	(1)
Ending Balance	296	318	305
Stock-Based Compensation | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	10	14
Common shares
Disclosure of reserves within equity [line items]
Beginning Balance	120	0
Purchase of Common Shares Under NCIBs	(1,571)	(120)
Common Shares Issued on Exercise of Stock Options	0	0
Ending Balance	1,691	120	$ 0
Common shares | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	$ 0	$ 0